UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083
Name of Registrant: Vanguard Ohio Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2018
Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of February 28, 2018

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.6%)
Ohio (100.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,014
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,080	5,588
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,928
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	10,170	11,041
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/28	285	309
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/29	610	657
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/30	2,075	2,224
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/20 (Prere.)	8,000	8,596
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	4,015	4,370
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	6,778
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,020	10,750
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/26	2,500	2,920
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	1,926
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	4,800	4,859
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/42	2,120	2,340
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	11/1/44	125	127
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/47	9,600	9,623
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,702
American Municipal Power Ohio Inc. Revenue	4.000%	2/15/42	3,500	3,569
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,456
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	8,410	9,117
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,288
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,311
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	110	126

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,750	5,237
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,000	4,396
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,515
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/46	3,000	3,286
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,262
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	8,365	9,358
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	667
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,773
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	2,000	2,276
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,261
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/21 (Prere.)	4,700	5,248
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/28	705	833
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/29	1,195	1,404
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/30	365	427
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/33	1,000	1,047
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/35	1,470	1,528
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/36	1,000	1,037
Berea OH City School District GO	4.000%	12/1/47 (15)	750	764
Berea OH City School District GO	4.000%	12/1/53 (15)	2,750	2,795
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/29	2,010	2,289
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/34	2,000	2,024
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	346
Bowling Green State University Ohio Revenue	5.000%	6/1/29	375	430
Bowling Green State University Ohio Revenue	5.000%	6/1/31	750	855
Bowling Green State University Ohio Revenue	5.000%	6/1/33	575	651
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,772
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,129
Bowling Green State University Ohio Revenue	5.000%	6/1/42	1,000	1,117
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,605
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,180
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,191

Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,405	1,568
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,167
Butler County OH Hospital Facilities Revenue
(UC Health Obligated Group)	4.000%	11/15/34	3,000	3,058
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	4,000	4,368
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,529
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	2,770	3,043
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,051
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,117
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	5,000	5,484
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	667
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,372
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,597
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/35	300	316
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/36	500	524
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/47	1,435	1,484
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,164
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/37	1,400	1,549
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	4.000%	12/1/42	500	495
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	3,300	3,611
Cincinnati OH City School District COP	5.000%	12/15/29	2,000	2,264
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	5,968
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,425	5,457
Cincinnati OH GO	4.000%	12/1/29	1,000	1,086
Cincinnati OH GO	4.000%	12/1/30	500	538
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	5,115	5,711
Cincinnati OH Water System Revenue	4.000%	12/1/28	1,265	1,406
Cincinnati OH Water System Revenue	4.000%	12/1/29	2,500	2,757
Clark-Shawnee OH Local School District GO	4.000%	11/1/31	400	430
Clark-Shawnee OH Local School District GO	4.000%	11/1/32	660	705
Clark-Shawnee OH Local School District GO	4.000%	11/1/34	860	911
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/31	530	563
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/35	500	520
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/36	500	519
Cleveland Heights & University Heights OH City
School District GO	4.000%	12/1/37	2,200	2,277

Cleveland Heights OH City School District GO	4.500%	12/1/47	4,050	4,282
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,088
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	4,905
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,227
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,410
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,104
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,015	1,128
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	374
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	534
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	425
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	318
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	2,900
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	573
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	571
Cleveland OH Income Tax Revenue	5.000%	10/1/37	4,860	5,403
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,265
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,673
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,740
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,069
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	2,966
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	3,000	3,263
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	1.090%	3/7/18	300	300
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	758
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,346
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,267
Columbus OH City School District GO	0.000%	12/1/29 (4)	2,000	1,355
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,457
Columbus OH City School District GO	5.000%	12/1/42	500	568
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,268
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,675
Columbus OH GO	4.000%	4/1/27	1,025	1,143
Columbus OH GO	4.000%	8/15/27	2,855	3,128
Columbus OH GO	5.000%	2/15/28	7,435	8,852
Columbus OH GO	4.000%	4/1/30	5,015	5,482
Columbus OH GO	5.000%	7/1/30	2,700	3,158
Columbus OH GO	4.000%	4/1/31	2,060	2,229
Columbus OH GO	4.000%	4/1/33	1,000	1,071
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,338
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,138
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,004
Columbus OH Sewer Revenue VRDO	1.070%	3/7/18	5,820	5,820
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,320	1,360
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,096

Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,114
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	3,000	3,317
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	2,000	2,192
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/37	2,500	2,663
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,000	4,274
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	2,719
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	2,700	2,803
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,164
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	1,918
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,193
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,186
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,141
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	4.000%	1/1/26	740	806
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	4.000%	1/1/27	500	544
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/29	1,065	1,229
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,152
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/31	615	707
1 Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	1,925
1 Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,388
Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,144
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,910
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,151
Elyria OH City School District GO	5.000%	12/1/29	505	586
Elyria OH City School District GO	4.000%	12/1/51	4,685	4,740
Euclid OH City School District GO	4.750%	1/15/54	5,000	5,265
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,373
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,243
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,075
Franklin County OH GO	5.000%	12/1/31	3,000	3,486
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,959
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,533
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,570
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,942
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,934

Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,136
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28	1,590	1,877
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/36	1,110	1,140
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/38	775	792
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/39	1,290	1,314
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,466
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/44	2,300	2,329
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.000%	11/1/47	2,420	2,447
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/46	3,880	3,907
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,666
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	5,000	5,575
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,131
Fremont City OH School District GO	4.000%	1/15/55	2,000	2,004
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,593
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,492
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,726
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,346
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,866
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,106
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	4,450	4,771
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,102
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	1,400	1,495
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,126
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.125%	8/15/37	20	20
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/42	5,000	5,507

Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	4.250%	8/15/47	3,000	3,061
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,291
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,499
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,683
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	5,000	5,798
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,530	1,765
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	2,000	2,109
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,472
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,739
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,699
Harrison Hills Ohio City School District Ohio GO	4.000%	11/1/54	2,720	2,745
Hilliard OH School District GO	4.000%	12/1/46	2,620	2,700
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,081
1 Hudson City School District OH GO	4.000%	12/1/31	400	426
1 Hudson City School District OH GO	4.000%	12/1/32	400	424
1 Hudson City School District OH GO	4.000%	12/1/33	400	422
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	25,850	28,525
2 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	1.140%	3/7/18	6,080	6,080
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,575
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,675
Lakewood OH City School District GO	4.000%	11/1/28	200	216
Lakewood OH City School District GO	4.000%	11/1/30	235	251
Lakewood OH City School District GO	4.000%	11/1/31	440	468
Lakewood OH City School District GO	4.000%	11/1/32	225	239
Lakewood OH City School District GO	4.000%	11/1/33	375	396
Lakewood OH City School District GO	4.000%	11/1/34	430	452
Lakewood OH City School District GO	4.000%	11/1/36	1,000	1,046
Lakewood OH City School District GO	4.000%	11/1/37	375	391
Lakewood OH City School District GO	4.000%	11/1/39	1,420	1,477
Lorain County OH Community College District
General Revenue	5.000%	6/1/21 (Prere.)	4,530	4,990
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/8/18 (Prere.)	20	20
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,147
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,740
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	2,540	2,919
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/21 (Prere.)	2,000	2,331
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,930	2,128
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	2,575	2,839
Madison OH Local School District GO	5.250%	12/1/32	695	781
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,279
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,174
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,192

Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,080	2,272
Miamisburg OH City School District GO	5.000%	12/1/33	675	775
Miamisburg OH City School District GO	5.000%	12/1/35	1,435	1,638
Miamisburg OH City School District GO	5.000%	12/1/36	500	569
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,359
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,089
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,412
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,246
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,566
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,247
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,413
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	1,955	2,157
Montgomery County OH Revenue (Catholic
Health Initiatives)	6.250%	10/1/33	15	15
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,098
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	1.140%	3/1/18 LOC	1,300	1,300
North Olmsted OH School District GO	0.000%	12/1/26	1,000	776
North Olmsted OH School District GO	0.000%	12/1/27	1,610	1,196
North Olmsted OH School District GO	4.000%	12/1/41	3,310	3,401
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,513
North Ridgeville OH City School District GO	4.000%	12/1/44	3,000	3,080
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,053
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,573
North Royalton OH City School District GO	5.000%	12/1/47	7,000	7,857
Northeast OH Medical University Revenue	5.000%	12/1/42	475	487
Northeast OH Regional Sewer District Revenue	4.000%	11/15/34	2,500	2,639
Northeast OH Regional Sewer District Revenue	4.000%	11/15/37	2,500	2,617
Northeast OH Regional Sewer District Revenue	4.000%	11/15/43	4,000	4,132
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,421
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,149
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	12,430	14,217
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,920
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	1,020	1,157
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	4,000	4,075
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,853
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,211
Northwest Local School District Ohio GO	4.000%	12/1/50	3,780	3,822
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,112
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/36	2,765	3,161

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/27	1,475	1,750
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,750	2,072
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,330	1,569
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,663
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	2/1/30	505	584
Ohio Common Schools GO	5.000%	9/15/26	3,460	4,127
Ohio Common Schools GO VRDO	1.080%	3/7/18	8,475	8,475
Ohio GO	5.000%	9/15/25	3,000	3,542
Ohio GO	5.000%	8/1/26	3,000	3,573
Ohio GO	5.000%	9/1/26	4,445	5,298
Ohio GO	5.000%	5/1/28	1,550	1,876
Ohio GO	5.000%	11/1/28	10,000	11,602
Ohio GO	5.000%	5/1/30	1,525	1,808
Ohio GO	5.000%	4/1/31	1,230	1,356
Ohio GO	5.000%	5/1/31	2,510	2,962
Ohio GO	5.000%	5/1/32	5,000	5,734
Ohio GO	5.000%	5/1/36	4,950	5,625
Ohio GO	5.000%	3/15/37	9,745	10,963
Ohio GO	5.000%	5/1/37	4,320	4,900
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,209
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,133
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	2,794
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	1.100%	3/1/18	8,200	8,200
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,733
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,286
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	4,000	4,364
Ohio Higher Educational Facility Commission
Revenue (Kenyon College 2015 Project)	5.000%	7/1/41	20	22
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/31	300	343
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,488
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/35	500	564

Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/36	750	771
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/36	1,430	1,624
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/37	650	666
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/42	2,000	2,230
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	4,500	4,552
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	7,000	7,150
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,555
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,626
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	293
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,405	1,497
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,462
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,866
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/29	10	10
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,208
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	4,330	4,739
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,117
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,121
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,693
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,121
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	2,185	2,413
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,103
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	825
3 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/19 (Prere.)	6,600	6,822
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/28	2,000	2,410
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/32	1,000	1,167
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/33	2,050	2,379
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/34	2,175	2,282
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/36	3,125	3,257

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/39	3,000	3,096
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	4.000%	1/1/43	6,000	6,132
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,260
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,209
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	35	39
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/36	20	22
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,015	7,436
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.000%	1/15/46	40	40
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	980	983
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	1,035	1,060
Ohio Infrastructure Improvement GO	5.000%	9/1/27	5,000	6,013
Ohio Infrastructure Improvement GO	5.000%	9/1/30	7,000	7,952
Ohio Infrastructure Improvement GO	5.000%	9/1/37	3,000	3,373
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,156
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,410	3,980
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	4,175	4,853
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/29	1,010	1,191
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,102
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/28	700	839
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/29	1,500	1,785
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,045	8,915
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	5,955
Ohio State University General Receipts
Revenue VRDO	1.050%	3/7/18	455	455
Ohio State University General Receipts
Revenue VRDO	1.070%	3/7/18	2,500	2,500
Ohio State University General Receipts
Revenue VRDO	1.070%	3/7/18	3,200	3,200
Ohio State University General Receipts
Revenue VRDO	1.070%	3/7/18	1,500	1,500
Ohio State University General Receipts
Revenue VRDO	1.070%	3/7/18	8,465	8,465
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,052
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,323
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	2,877
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,030
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,490
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,030

Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	985
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	13,000	14,207
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	4,000	4,352
Ohio University General Receipts Revenue	5.000%	12/1/28	610	677
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,108
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,202
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,581
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,813
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,643
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,313
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/33	2,220	2,585
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/34	1,555	1,804
Ohio Water Development Authority Fresh Water
Revenue	4.000%	6/1/36	3,000	3,135
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,165
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/37	2,550	2,938
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	4,855	5,781
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	2,450	2,891
Princeton OH City School District GO	5.000%	12/1/26	500	577
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,703
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	10,040	10,363
Rossford OH Exempted Village School District
GO	4.000%	12/1/53	2,180	2,192
Sandusky OH School District GO	5.000%	11/1/47	2,690	2,954
South-Western City OH School District GO	5.000%	12/1/36	335	370
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/34	500	529
Southwest Licking OH Local School District
School Facilities Construction & Improvement
GO	4.000%	11/1/42	4,650	4,797
Tallmadge OH City School District GO	4.000%	10/1/53	2,030	2,048
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,376
Toledo OH Waterworks Revenue	5.000%	11/15/29	1,150	1,342
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,557
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,411
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,043
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,036
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,255	1,306
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	3,480	3,684
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28	15	17
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/30	10	11

University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,000	2,254
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,326
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,179
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	2,000	2,234
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	3,525	3,966
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	2,000	2,348
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	1,908
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	1,856
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	968
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	694
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,045	1,145
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,377
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/44	30	30
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,746
Westlake OH City School District GO	5.000%	12/1/30	1,440	1,665
Westlake OH City School District GO	4.000%	12/1/43	3,000	3,086
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,561
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,608
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	1,000	1,118
Winton Woods City OH School District GO	0.000%	11/1/29	885	580
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	631
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	614
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	658
Winton Woods City OH School District GO	4.000%	11/1/53	2,000	2,011
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,035
Woodridge OH School District GO	4.000%	12/1/50	4,020	4,084
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,207
Wright State University Ohio General Revenue	5.000%	5/1/31	3,350	3,512
				1,194,516
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,175
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,511
				4,686
Total Tax-Exempt Municipal Bonds (Cost $1,183,040)				1,199,202

Total Investments (100.6%) (Cost $1,183,040)	1,199,202
Other Assets and Liabilities-Net (-0.6%)	(7,612)
Net Assets (100%)	1,191,590

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the value of this security represented 0.5% of net assets.
3 Securities with a value of $517,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).

Ohio Long-Term Tax-Exempt Fund

(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2018	156	33,145	(3)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2018	(19)	(2,281)	(1)
30-Year U.S. Treasury Bond	June 2018	(8)	(1,148)	(5)
				(6)
				(9)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

Ohio Long-Term Tax-Exempt Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of February 28, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,199,202	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Total	(35)	1,199,202	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2018, the cost of investment securities for tax purposes was $1,183,344,000. Net unrealized appreciation of investment securities for tax purposes was $15,858,000, consisting of unrealized gains of $27,820,000 on securities that had risen in value since their purchase and $11,962,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: April 17, 2018

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.